July 26, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Income Builder Opportunities Trust (the “Trust”) (Registration Nos. 811-23600; 333-241035)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment (the “Amendment”) to the registration statement of the Trust on Form N-2 (the “Registration Statement”). The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the amendment is to complete various parts of the Trust’s disclosure.

Subject to the Staff’s approval, it is the Trust’s intent that the Registration Statement become effective at 4:00 p.m., Eastern Time, on July 27, 2021, or as soon thereafter as practicable. The Trust filed a formal acceleration request on July 23, 2021.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams